INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory	The components of inventories at December 31 were as follows:

	2015	2014
Electronic components	$19,203	$5,608
Finished goods	13,626	11,837
	$32,829	$17,445